INCOME/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2023
INCOME/(LOSS) PER SHARE
INCOME/(LOSS) PER SHARE

NOTE 26 – INCOME/(LOSS) PER SHARE

Income/(loss) per share is disclosed below:

	2023	2022	2021

Income/(loss) for the period attributable to equity holders of the Parent Company	75,534	(4,790,687)	(3,330,080)
Weighted average number of shares with face value of TRY0.20 each	324,810	325,998	304,764

Basic and diluted income/(loss) per share	0.23	(14.70)	(10.93)

As further disclosed in Note 16, the number of shares issued has increased from 56,866 thousand to 284,328 thousand via decreasing nominal value of each share from TRY1 to TRY0.20 at the Extraordinary General Assembly meeting dated 25 May 2021. As a result, the income/(loss) per share calculation for the periods presented have been performed based on the recent number and nominal value of shares issued.

At the Extraordinary General Assembly meeting dated 5 July 2021, the number of shares issued has increased from 284,328 thousand to 325,998 thousand due to capital increase.